DEI Document	Oct. 24, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 24, 2022
Amendment Flag	false
Entity Registrant Name	EURONET WORLDWIDE INC
Entity Central Index Key	0001029199
Entity Emerging Growth Company	false
City Area Code	(913)
Local Phone Number	327-4200
Entity File Number	001-31648
Entity Address, Address Line One	11400 Tomahawk Creek Parkway, Suite 300
Entity Address, City or Town	Leawood
Entity Incorporation, State or Country Code	DE
Entity Address, Postal Zip Code	66211
Entity Address, State or Province	KS
Entity Tax Identification Number	74-2806888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information [Line Items]
Trading Symbol	EEFT
Security Exchange Name	NASDAQ
Title of 12(b) Security	Common Stock
1.375% Senior Notes due 2026 [Member]
Document Information [Line Items]
Trading Symbol	EEFT26
Security Exchange Name	NASDAQ
Title of 12(b) Security	1.375% Senior Notes due 2026